Investment securities - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable	$ 43,603,000	$ 17,083,000
Marketable securities at fair value	4,591,000	3,295,000
Trade date payable - securities	0	0	$ 2,120,000
Net unrealized gains on equity securities	$ 296,000	$ 148,000
Number of securities in securities portfolio | security	514	365
Number of securities in securities portfolio, unrealized loss position | security	16	58
Allowance for credit losses for investments	$ 0
Provision for credit losses on available for sale debt securities	0
Other than temporary impairment of equity securities		$ 0
Debt Securities
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable	4,540,000	2,843,000
Collateral Pledged
Debt and Equity Securities, FV-NI [Line Items]
Securities pledged	$ 804,821,000	$ 373,674,000